Derivative financial instruments (Details) - Schedule of maturities of the notional amount $ in Thousands	Jan. 03, 2021 MXN ($)
2020 [Member] | Interest rate swap contract [member]
Liabilities:
Notional amount	$ 46,667
2020 [Member] | Currency swap contract [member]
Liabilities:
Notional amount
2021 [Member] | Interest rate swap contract [member]
Liabilities:
Notional amount	46,667
2021 [Member] | Currency swap contract [member]
Liabilities:
Notional amount
2022 [Member] | Interest rate swap contract [member]
Liabilities:
Notional amount	260,000
2022 [Member] | Currency swap contract [member]
Liabilities:
Notional amount